Commitments and Contingencies - Summary of Breakdown of Outstanding Amounts by Country and Local Currency between Independent Dealers and Distributors with Third Party Finance Companies (Detail) - CAD ($)
$ in Millions
	Jan. 31, 2026	Jan. 31, 2025
Disclosure of outstanding financing between dealers and distributors with third party finance companies [line items]
Total outstanding - continuing operations	$ 2,564.9	$ 3,000.3
Canada, Dollars
Disclosure of outstanding financing between dealers and distributors with third party finance companies [line items]
Outstanding amounts	2,635.2	3,151.5
Total outstanding - continuing operations	2,564.9	3,000.3
Total outstanding - discontinued operations	70.3	151.2
United States [member] | United States of America, Dollars
Disclosure of outstanding financing between dealers and distributors with third party finance companies [line items]
Outstanding amounts	1,399.1	1,593.9
Canada [member] | Canada, Dollars
Disclosure of outstanding financing between dealers and distributors with third party finance companies [line items]
Outstanding amounts	533.4	670.4
Europe [Member] | Euro Member Countries, Euro
Disclosure of outstanding financing between dealers and distributors with third party finance companies [line items]
Outstanding amounts	55.5	49.8
Australia and new zealand [member] | Australia, Dollars
Disclosure of outstanding financing between dealers and distributors with third party finance companies [line items]
Outstanding amounts	$ 121.7	$ 112.0